Interim Condensed Consolidated Changes In Shareholders' Equity (Deficit) (Unaudited)) - USD ($) $ in Thousands	Issued and Additional paid in capital [member]	Foreign currency translation [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2022	$ 32,713	$ (537)	$ (30,020)			$ 2,156
IfrsStatementLineItems [Line Items]
Loss after income tax for the period			(33,009)			(33,009)
Other comprehensive loss for the period		(165)				(165)
Total comprehensive loss for the period		(165)	(33,009)			(33,174)
Conversion of convertible notes to shares	175					175
Issuance of shares, net	170					170
Share-based compensation	2,092					2,092
Recapitalization due to issuance of shares following the SPAC transaction, net	11,460					11,460
Conversion of bridge loans to shares	2,983					2,983
Exercise of options	10					10
Conversion of warrants A to ordinary shares, net (See note 5.2)	290					290
Issuance of Security Bundle, net (See note 5.2)	1,837					1,837
Balance at Jun. 30, 2023	51,730	(702)	(63,029)			(12,001)
Balance at Dec. 31, 2023	62,901	(491)	(50,934)	$ 11,476	$ 20,768	32,244
IfrsStatementLineItems [Line Items]
Loss after income tax for the period			(10,693)	(10,693)	(193)	(10,886)
Other comprehensive loss for the period		72		72	20	92
Total comprehensive loss for the period		72	(10,693)	(10,621)	(173)	(10,794)
Conversion of convertible notes to shares	655			655		655
Exercise of warrants into ordinary shares	504			504		504
Conversion of warrants- derivative financial liabilities into ordinary shares	314			314		314
Conversion of convertible promissory note into ordinary shares	2,346			2,346		2,346
Issuance of investment units	2,699			2,699		2,699
Issuance of shares, net	698			698		698
Share-based compensation	1,693			1,693		1,693
Conversion of warrants A to ordinary shares, net (See note 5.2)
Balance at Jun. 30, 2024	$ 71,810	$ (419)	$ (61,627)	$ 9,764	$ 20,595	$ 30,359